Financial instruments - Summary of Amounts Receivable and Project Advances (Details) - Credit Risk $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 226,238
Not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	4,627
Later than three months and not later than six months [member]
Disclosure of financial assets [line items]
Financial assets	2,685
Later Than Six Months And Not Later Than Nine Months [Member]
Disclosure of financial assets [line items]
Financial assets	1,554
Later Than Nine Months And Not Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	1,171
Later than one year [member]
Disclosure of financial assets [line items]
Financial assets	9,446
Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	82,654
Due In Later Than Three Months And Not Later Than Six Months [Member]
Disclosure of financial assets [line items]
Financial assets	15,556
Due In Later Than Six Months And Not Later Than Nine Months [Member]
Disclosure of financial assets [line items]
Financial assets	1,735
Due In Later Than Nine Months And Not Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	11,418
Due In Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	95,392
Accounts receivables
Disclosure of financial assets [line items]
Financial assets	213,968
Accounts receivables | Not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	4,627
Accounts receivables | Later than three months and not later than six months [member]
Disclosure of financial assets [line items]
Financial assets	2,685
Accounts receivables | Later Than Six Months And Not Later Than Nine Months [Member]
Disclosure of financial assets [line items]
Financial assets	1,554
Accounts receivables | Later Than Nine Months And Not Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	1,171
Accounts receivables | Later than one year [member]
Disclosure of financial assets [line items]
Financial assets	9,446
Accounts receivables | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	79,121
Accounts receivables | Due In Later Than Three Months And Not Later Than Six Months [Member]
Disclosure of financial assets [line items]
Financial assets	12,507
Accounts receivables | Due In Later Than Six Months And Not Later Than Nine Months [Member]
Disclosure of financial assets [line items]
Financial assets	223
Accounts receivables | Due In Later Than Nine Months And Not Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	7,242
Accounts receivables | Due In Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	95,392
Project Advances [Member]
Disclosure of financial assets [line items]
Financial assets	12,270
Project Advances [Member] | Not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	0
Project Advances [Member] | Later than three months and not later than six months [member]
Disclosure of financial assets [line items]
Financial assets	0
Project Advances [Member] | Later Than Six Months And Not Later Than Nine Months [Member]
Disclosure of financial assets [line items]
Financial assets	0
Project Advances [Member] | Later Than Nine Months And Not Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	0
Project Advances [Member] | Later than one year [member]
Disclosure of financial assets [line items]
Financial assets	0
Project Advances [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	3,533
Project Advances [Member] | Due In Later Than Three Months And Not Later Than Six Months [Member]
Disclosure of financial assets [line items]
Financial assets	3,049
Project Advances [Member] | Due In Later Than Six Months And Not Later Than Nine Months [Member]
Disclosure of financial assets [line items]
Financial assets	1,512
Project Advances [Member] | Due In Later Than Nine Months And Not Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	4,176
Project Advances [Member] | Due In Later Than One Year [Member]
Disclosure of financial assets [line items]
Financial assets	$ 0